Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property and equipment
The movements of property and equipment for the year are as follows:

	Leasehold interests in land	Land improvements	Buildings and building improvements	Leasehold improvements	Vehicles	Ferries	Furniture, fittings & equipment	Construction-in-progress	Total
	(US$ in millions)
At January 1, 2018
Cost	$596	$381	$8,510	$7	$40	$251	$1,724	$93	$11,602
Accumulated depreciation	(111)	(134)	(2,301)	(6)	(32)	(117)	(1,214)	—	(3,915)
At January 1, 2018	$485	$247	$6,209	$1	$8	$134	$510	$93	$7,687
Year ended December 31, 2018
Opening net book amount	$485	$247	$6,209	$1	$8	$134	$510	$93	$7,687
Additions	10	1	2	—	3	—	98	385	499
Adjustments to project costs	—	—	(5)	—	—	—	3	(6)	(8)
Disposals	—	(4)	(34)	—	—	—	(4)	(1)	(43)
Transfers	69	13	725	—	—	—	114	(312)	609
Depreciation	(12)	(14)	(421)	—	(4)	(12)	(135)	—	(598)
Exchange difference	—	—	(11)	—	—	—	(1)	—	(12)
Closing net book amount	$552	$243	$6,465	$1	$7	$122	$585	$159	$8,134

At January 1, 2019
Cost	$675	$389	$9,161	$7	$43	$251	$1,904	$159	$12,589
Accumulated depreciation	(123)	(146)	(2,696)	(6)	(36)	(129)	(1,319)	—	(4,455)
At January 1, 2019	$552	$243	$6,465	$1	$7	$122	$585	$159	$8,134
Year ended December 31, 2019
Opening net book amount	$552	$243	$6,465	$1	$7	$122	$585	$159	$8,134
IFRS 16 transition adjustment	—	—	6	—	—	—	—	—	6
Restated balance, beginning of period	$552	$243	$6,471	$1	$7	$122	$585	$159	$8,140
Additions	—	3	7	1	35	—	89	768	903
Adjustments to project costs	—	—	—	—	—	—	1	(13)	(12)
Disposals	—	—	(1)	—	—	—	(3)	(4)	(8)
Transfers	—	5	265	—	—	—	143	(419)	(6)
Impairment	—	—	—	—	—	(65)	—	—	(65)
Depreciation	(12)	(9)	(442)	(1)	(6)	(12)	(151)	—	(633)
Exchange difference	—	1	35	—	—	—	3	3	42
Closing net book amount	$540	$243	$6,335	$1	$36	$45	$667	$494	$8,361
At December 31, 2019
Cost	$675	$399	$9,377	$7	$63	$252	$2,082	$494	$13,349
Accumulated depreciation	(135)	(156)	(3,042)	(6)	(27)	(207)	(1,415)	—	(4,988)
At December 31, 2019	$540	$243	$6,335	$1	$36	$45	$667	$494	$8,361

Equipment Under Finance Leases
As at December 31, 2018, equipment included the following amounts where the Group was the lessee under finance leases:

December 31,
2018
(US$ in millions)
Cost	$14
Accumulated depreciation	(10)
Net book amount	$4